Supplemental Financial Information - Summary of Activity in Allowance for Doubtful Accounts (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Supplemental Financial Information [Abstract]
Balance at beginning of period	$ (850,000)	$ (535,000)	$ (930,000)	$ (405,000)	$ (405,000)
Uncollectible accounts (charged) credited to expense	(649,000)	(158,000)	(569,000)	(288,000)	(641,357)	$ (710,882)
Uncollectible accounts written off (recovered)		(3)	0	(3,000)
Balance at end of period	$ (1,499,000)	$ (696,000)	$ (1,499,000)	$ (696,000)	$ 930,000	$ 405,000